CAPITAL SECURITIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Capital Securities	$ 3,012		$ 3,385
Current	74		520
Non-current	2,938		2,865
Capital securities redeemed	$ 420	$ 13
Preferred equity
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.50%
Prime Rate | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
Prime Rate | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
BPO | Prime Rate
Disclosure of classes of share capital [line items]
Loans receivable, percentage of interest rate	95.00%
Operating Partnership | Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.25%
Capital Securities	$ 568		562
Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.50%
Capital Securities	$ 541		537
Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.75%
Capital Securities	$ 527		523
Brookfield BPY Holdings Inc. | Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	7.64%
Capital Securities	$ 0		420
BPO | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,600,000
Capital Securities	$ 0		0
BPO | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,000,000
Capital Securities	$ 0		0
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	924,390
Cumulative dividend rate	5.25%
Capital Securities	$ 23		23
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	699,165
Cumulative dividend rate	5.75%
Capital Securities	$ 13		13
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	909,814
Cumulative dividend rate	5.00%
Capital Securities	$ 17		17
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	940,486
Cumulative dividend rate	5.20%
Capital Securities	$ 18		17
BSREP II RH B LLC (“Manufactured Housing”) | Preferred equity
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	9.00%
Capital Securities	$ 249		249
Rouse | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	5,600,000
Cumulative dividend rate	5.00%
Capital Securities	$ 142		142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) | Preferred equity
Disclosure of classes of share capital [line items]
Shares outstanding	10,000
Cumulative dividend rate	5.00%
Capital Securities	$ 40		40
BGRESOI | Preferred equity
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	0.00%
Capital Securities	$ 0		29
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Capital Securities	874		$ 813
Parent | Brookfield BPY Holdings Inc. | Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities redeemed	$ 420